Investment Income - Schedule of Investment Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of Investment Income [abstract]
Dividends received	$ 0.0	$ 0.4		$ 0.0
Interest received - environmental trust funds	0.7	0.6	[1]	0.5	[1]
Interest received - cash balances	6.6	6.8		5.1
Total investment income	$ 7.3	$ 7.8		$ 5.6

[1]	Refer note 42.